UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                     FORM 13F

   Report for the Calendar Year or Quarter Ended:  September 30, 2006

   Check here if Amendment [   ]    Amendment Number:  _________

   Institutional Investment Manager Filing this Report:

   Name:      Malcolm P. Fairbairn
   Address:   c/o Ascend Capital Limited Partnership, 50 California Street,
              Suite 2940, San Francisco, CA 94111

   Form 13F File Number: 028-11223

   The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all the information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

   Person Signing this Report on Behalf of Reporting Manager:

   Name:           Malcolm P. Fairbairn
   Phone:          415-217-8300

   Signature, Place, and Date of Signing:

   /s/ Malcolm P. Fairbairn  San Francisco, California    November 13, 2006
   ------------------------  -------------------------    -----------------
        [Signature]		  [City, State] 	     [Date]

   Report Type:

        [ ]   13F HOLDINGS REPORT

        [X]   13F NOTICE

        [ ]   13F COMBINATION REPORT

   List of Other Managers Reporting for this Manager:

   Form 13F File Number       Name

   028-10128                  Ascend Capital, LLC

   028-11915		      Ascend Paragon Capital, LLC